Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2023	May 31, 2022
Prepaid Expenses And Other Current Assets [Abstract]
Receivable from third party payment platform		$ 64,962	$ 40,620
Advances to suppliers		63,473	60,018
VAT recoverable		21,887	12,174
Rental deposits		18,399	17,921
Prepaid advertising fees		10,336	5,155
Interest receivables		8,154	33,459
Prepaid rents	[1]	8,004	14,785
Staff advances	[2]	5,042	17,564
Deposits of advertising and decoration		555	1,719
Others	[3]	11,119	12,443
Prepaid expense and other assets current before allowance		211,931	215,858
Less: allowance for prepaid expenses and other current assets		(691)	(456)
Prepaid expenses and other current assets		$ 211,240	$ 215,402

[1]	Prepaid rents represent the prepayment of rent related to less than 12 months leases.
[2]	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
[3]	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.